INTEREST-BEARING LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2021
Interest-bearing Loans And Borrowings
INTEREST-BEARING LOANS AND BORROWINGS

21.	INTEREST-BEARING LOANS AND BORROWINGS

			December 31,
			2020	2021	2021
			CNY	CNY	US$
	Interest rate	Maturity	(As adjusted)

Non-current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2022 to 2038	77,000	74,000	11,643

Current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2021 to 2022	3,000	3,000	472

Total			80,000	77,000	12,115

The bank loan is due to the Bank of Communications and denominated in CNY.

The loan is secured by collection right, contract assets, intangible assets and trade receivables in connection with the Group's service concession arrangement (Note 16) and 80% equity interest of the Company's subsidiary, Shaoguan Angrui. The loan is also guaranteed by the Company's subsidiary, Shanghai Onway and Feishang Enterprise Group Co., Ltd. (“Feishang Enterprise”), a related company of the Group.

The outstanding balance as of December 31, 2021 is repayable in equal annual installments of CNY3,000 until December of 2023; CNY4,000 from 2024 to 2028; CNY5,000 from 2029 to 2034; CNY6,000 in 2035; and CNY5,000 from 2036 to 2038.